EMPLOYEE DEFINED CONTRIBUTION PLAN (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CHINA
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	¥ 28,228	$ 4,326	¥ 22,868	¥ 13,291
Singapore [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	¥ 106	$ 16	¥ 290	¥ 315